Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of foreign owned subsidiaries economic ownership in variable interest entities

	Foreign Owned
Name of Foreign	Subsidiaries'
Owned	Economic Ownership
Subsidiaries	of VIES	Name of VIEs	Activities of VIEs
Shanghai SINA Leju	100%	Beijing Leju	Operate the online advertising and listing business
Shanghai Yi Yue	100%	Shanghai Yi Xin	Operate the e-commerce business
Beijing Maiteng	100%	Beijing Jiajujiu	Operate the online home furnishing business

Schedule of financial statement amounts and balances of the Group's VIEs

	As of December 31,
	2018	2019
	$	$
Cash and cash equivalents	86,850,225	123,865,160
Accounts receivable, net of allowance for doubtful accounts	101,824,418	142,183,616
Contract assets	2,137,107	817,286
Customer deposits	8,941,442	25,631,835
Amounts due from related parties	11,061,430	14,394,141
Prepaid expense and other current assets	5,756,953	5,088,840
Total current assets	216,571,575	311,980,878
Total non-current assets	38,951,179	68,534,715
Total assets	255,522,754	380,515,593
Accounts payable	225,700	1,034,281
Accrued payroll and welfare expenses	23,622,869	29,839,798
Income tax payable	25,597,112	25,617,526
Other tax payable	11,730,876	19,150,299
Amounts due to related parties	3,862,779	3,263,567
Advances from customers	26,576,831	33,854,579
Lease liabilities, current	—	5,128,021
Accrued marketing and advertising expenses	9,439,740	46,724,846
Other current liabilities	10,338,171	28,394,803
Total current liabilities	111,394,078	193,007,720
Deferred tax liabilities	275,223	89,943
Lease liabilities, non-current	—	22,795,137
Total liabilities	111,669,301	215,892,800

	Year Ended December 31,
	2017	2018	2019
	$	$	$
Total revenues	357,698,260	459,944,563	691,566,168
Cost of revenues	(64,947,541)	(64,237,782)	(59,822,537)
Net income (loss)	(4,453,820)	952,919	(2,843,984)
Net cash provided by/(used in) operating activities	(33,297,103)	33,053,169	44,671,170
Net cash provided by/(used in) investing activities	(2,551,687)	31,110	(5,813,685)
Net cash used in financing activities	—	—	—

Schedule of property, plant and equipment, useful life

Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Buildings	30 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Schedule of movement of the allowance for doubtful accounts for accounts receivable

	Year Ended December 31,
	2017	2018	2019
	$	$	$
Balance as of January 1	31,160,340	21,827,663	18,195,382
Provisions for doubtful accounts	4,399,176	1,892,838	5,530,843
Write offs	(15,325,934)	(4,576,818)	(7,343,322)
Changes due to foreign exchange	1,594,081	(948,301)	(274,383)
Balance as of December 31	21,827,663	18,195,382	16,108,520

Schedule of the computation of basic and diluted income (loss) per share

	Year Ended December 31,
	2017	2018	2019
Net income (loss) attributable to Leju ordinary shareholders—basic and diluted	$(160,901,216)	$(13,480,527)	$11,521,996

Weighted average number of ordinary shares outstanding—basic	135,708,350	135,763,962	135,770,793

Stock options and restricted shares	—	—	40,958
Weighted average number of ordinary shares outstanding-diluted	135,708,350	135,763,962	135,811,751

Basic income (loss) per share	$(1.19)	$(0.10)	$0.08

Diluted income (loss) per share	$(1.19)	$(0.10)	$0.08

Schedule of antidilutive securities excluded from computation of diluted income (loss) per share

	Year Ended December 31,
	2017	2018	2019
Share options and restricted shares	8,818,877	13,776,043	8,440,545

Customer risk | Accounts receivable
Schedule of concentration risk

	As of December 31,
	2018	2019
	$	$
Customer A	50,555,309	98,015,010